LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON TAX-FREE INCOME FUND

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 14, 2014

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following text supplements the section of each fund’s Prospectus titled “Dividends, other distributions and taxes – Dividends and other distributions”:

You can elect to receive dividends and/or other distributions in cash.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date. You do not pay a sales charge on reinvested distributions or dividends.

Effective on or about August 1, 2014, if you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or, provided that the dividend and/or distribution is $10.00 or more, by check. If you choose to receive dividends and/or distributions via check, amounts less than $10.00 will automatically be reinvested in fund shares as described above.

If you do not want dividends and/or distributions in amounts less than $10.00 to be reinvested in fund shares, you must elect to receive dividends and distributions via a direct deposit to your bank account.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Growth Trust	March 1, 2014
ClearBridge Special Investment Trust	March 1, 2014
ClearBridge Value Trust	March 1, 2014
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2013
Legg Mason Batterymarch International Equity Trust	May 1, 2013
Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio	May 1, 2013
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2014
Legg Mason BW Alternative Credit Fund	November 27, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2013
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2014
Legg Mason BW Global High Yield Fund	March 1, 2014
Legg Mason BW Global Opportunities Bond Fund	May 1, 2013
Legg Mason BW International Opportunities Bond Fund	May 1, 2013
Legg Mason Strategic Real Return Fund	March 31, 2013
Miller Income Opportunity Trust	February 28, 2014

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2013

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2013
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2013
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014
ClearBridge Tactical Dividend Income Fund	March 1, 2014
Legg Mason Batterymarch Global Equity Fund	March 1, 2014
Legg Mason Batterymarch Managed Volatility Global Dividend Fund	February 1, 2014
Legg Mason Batterymarch Managed Volatility International Dividend Fund	February 1, 2014
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2014
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2013
Legg Mason Dynamic Multi-Strategy Fund	June 1, 2013
Legg Mason Investment Counsel Financial Services Fund	August 1, 2013
Legg Mason Investment Counsel Social Awareness Fund	June 1, 2013
Legg Mason Lifestyle Allocation 30%	June 1, 2013
Legg Mason Lifestyle Allocation 50%	June 1, 2013
Legg Mason Lifestyle Allocation 70%	June 1, 2013
Legg Mason Lifestyle Allocation 85%	June 1, 2013
Legg Mason Target Retirement 2015	June 1, 2013
Legg Mason Target Retirement 2020	June 1, 2013
Legg Mason Target Retirement 2025	June 1, 2013
Legg Mason Target Retirement 2030	June 1, 2013
Legg Mason Target Retirement 2035	June 1, 2013

Fund	Date of Prospectus
Legg Mason Target Retirement 2040	June 1, 2013
Legg Mason Target Retirement 2045	June 1, 2013
Legg Mason Target Retirement 2050	June 1, 2013
Legg Mason Target Retirement Fund	June 1, 2013
Permal Alternative Core Fund	July 31, 2013
Permal Alternative Select Fund	February 7, 2014

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2013
Western Asset California Municipals Fund	June 30, 2013
Western Asset Corporate Bond Fund	May 1, 2013
Western Asset Emerging Markets Debt Fund	September 1, 2013
Western Asset Global High Yield Bond Fund	May 1, 2013
Western Asset Global Strategic Income Fund	November 27, 2013
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2013
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2013
Western Asset Intermediate-Term Municipals Fund	August 1, 2013
Western Asset Managed Municipals Fund	June 30, 2013
Western Asset Massachusetts Municipals Fund	March 31, 2013
Western Asset Mortgage Backed Securities Fund	May 1, 2013
Western Asset Municipal High Income Fund	November 27, 2013
Western Asset New Jersey Municipals Fund	August 1, 2013
Western Asset New York Municipals Fund	August 1, 2013
Western Asset Oregon Municipals Fund	September 1, 2013
Western Asset Pennsylvania Municipals Fund	August 1, 2013
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Short Duration Municipal Income Fund	March 1, 2014
Western Asset Short Term Yield Fund	November 27, 2013
Western Asset Short-Term Bond Fund	May 1, 2013

LEGG MASON TAX-FREE INCOME FUND
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2013

WESTERN ASSET FUNDS, INC.
Western Asset Asian Opportunities Fund	March 1, 2014
Western Asset Core Bond Fund	May 1, 2013
Western Asset Core Plus Bond Fund	May 1, 2013
Western Asset Enhanced Equity Fund	May 1, 2013
Western Asset Global Government Bond Fund	May 1, 2013
Western Asset Global Multi-Sector Fund	May 1, 2013
Western Asset High Yield Fund	May 1, 2013
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2013
Western Asset Intermediate Bond Fund	May 1, 2013
Western Asset Macro Opportunities Fund	March 1, 2014
Western Asset Total Return Unconstrained Fund	May 1, 2013

Please retain this supplement for future reference.

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